Leases (Future Minimum Lease Payments For Capital Leases) (Details) (USD $) In Millions	Jul. 02, 2011
Leases
Capital leases, future minimum payments due 2012	$ 1
Capital leases, future minimum payments due 2013	1
Capital leases, future minimum payments due 2014	1
Capital leases, future minimum payments due 2015
Capital leases, future minimum payments due 2016
Capital leases, future minimum payments due thereafter
Total minimum lease payments	3
Amounts representing interest
Present value of net minimum payments	3
Current portion	1
Noncurrent portion	2
Operating leases, future minimum payments due 2012	58
Operating leases, future minimum payments due 2013	43
Operating leases, future minimum payments due 2014	31
Operating leases, future minimum payments due 2015	25
Operating leases, future minimum payments due 2016	17
Operating leases, future minimum payments due thereafter	69
Operating leases, future minimum payments due, total	$ 243